Amounts receivable and prepayments	12 Months Ended
Dec. 31, 2022
Amounts receivable and prepayments
Amounts receivable and prepayments

8. Amounts receivable and prepayments

As at December 31	2022	2021
Royalties receivable	$7,510	$6,313
Prepayments	1,306	637
Other receivable	551	—
Sales tax recoverable	236	74
Total amounts receivable and prepayments	$9,603	$7,024

Royalties receivable represents amounts that are generally collected within 45 days of quarter-end. Prepayments largely represent various insurance programs that are in place.